Investment Strategy	Apr. 30, 2026
Morningstar Conservative ETF Asset Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 20% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may from time to time invest approximately 65-95% of such allocation in Fixed-Income Underlying ETFs and 5-35% of such allocation in Non-Fixed Income Underlying ETFs.

Morningstar Income and Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may from time to time invest approximately 45-75% of such allocation in Fixed-Income Underlying ETFs and 25-55% of such allocation in Non-Fixed Income Underlying ETFs.

Morningstar Balanced ETF Asset Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 25-55% of such allocation in Fixed-Income Underlying ETFs and 45-75% of such allocation in Non-Fixed Income Underlying ETFs.

Morningstar Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 5-35% of such allocation in Fixed-Income Underlying ETFs and 65-95% of such allocation in Non-Fixed Income Underlying ETFs.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 5% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 95% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 0-20% of such allocation in Fixed-Income Underlying ETFs and 80-100% of such allocation in Non-Fixed Income Underlying ETFs.

ALPS/Alerian Energy Infrastructure Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. Developed by VettaFi LLC (formerly, GKD Index Partners LLC d/b/a Alerian), a leading provider of objective energy infrastructure and master limited partnership (“MLP”) benchmarks, data and analytics (“VettaFi”), the Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies.

The Index is a composite of North American energy infrastructure companies engaged in midstream activities involving energy commodities, including gathering and processing, liquefaction, pipeline transportation, rail terminaling, and storage (also known as “midstream energy businesses”). Midstream energy companies include midstream master limited partnerships (MLPs) and midstream corporations based in either the United States or Canada. The Index is a capped, float-adjusted market capitalization weighted index.

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, but without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”).

The Portfolio will normally invest at least 90% of its net assets in securities that comprise the Index (or depositary receipts based on such securities) provided that, for the reasons set forth below, the Portfolio will not invest more than 25% of the value of its assets in one or more MLPs. Under normal conditions, the Portfolio generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Portfolio may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

Pursuant to Section 851(b) of the Code, the Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, including MLPs that qualify as qualified publicly traded partnerships.

Unlike direct investments in MLPs, income and losses from the Alerian Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Alerian Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Alerian Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations.

ALPS Global Opportunity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its objective, the Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies. The Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are domiciled outside the United States. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company’s status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage. A portfolio company is considered to have a stated intention of investing primarily in private companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio. The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

The Adviser selects investments from the Listed Private Equity Company universe pursuant to a proprietary selection methodology using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Adviser observes the depth and breadth of company management, including management turnover. Lastly, the Adviser looks to allocate the Portfolio directly and indirectly amongst industry sectors, geographic locations, stage of investment and the year in which the private equity firm or fund makes a commitment or an investment in a fund, asset or business (“vintage year”).

The Portfolio’s policy to invest, at least 80% of its net assets in Listed Private Equity Companies, under normal market conditions, may not be changed without written notification to shareholders at least sixty (60) days prior to any change in such policy.